UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6266

        Nuveen Florida Investment Quality Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            06/30

Date of reporting period:         09/30/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Florida Investment Quality Municipal Fund (NQF)
	September 30, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 2.1% (1.4% of Total Investments)
$ 5,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$5,188,000
	Series 2002, 5.500%, 5/15/39

	Education and Civic Organizations – 4.0% (2.6% of Total Investments)
1,295	Broward County Educational Facilities Authority, Florida, Revenue Bonds, Nova Southeastern	4/14 at 100.00	AAA	1,415,565
	University, Series 2004A, 5.250%, 4/01/16 – AMBAC Insured
2,000	Broward County Educational Facilities Authority, Florida, Revenue Bonds, Nova Southeastern	4/14 at 100.00	BBB	2,109,400
	University, Series 2004B, 5.625%, 4/01/34
	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of
	Miami, Series 2004A:
2,290	5.000%, 4/01/19 – AMBAC Insured	4/14 at 100.00	AAA	2,451,468
3,305	5.000%, 4/01/22 – AMBAC Insured	4/14 at 100.00	AAA	3,514,140
575	Osceola County Industrial Development Authority, Florida, Industrial Development Revenue	8/11 at 101.00	AAA	600,231
	Bonds, P.M. Wells Charter School Project, Series 2001A, 5.000%, 8/01/23 – MBIA Insured

9,465	Total Education and Civic Organizations			10,090,804

	Health Care – 12.4% (8.2% of Total Investments)
1,000	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project,	4/16 at 100.00	A	1,032,700
	Series 2005, 5.000%, 4/01/34
	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006:
1,000	5.250%, 6/01/26	6/16 at 100.00	N/R	1,056,220
3,385	5.000%, 6/01/38	6/16 at 100.00	N/R	3,453,749
3,000	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist	11/15 at 100.00	A+	3,099,780
	Health System, Series 2005B, 5.000%, 11/15/30
	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa
	General Hospital, Series 2003B:
1,000	5.250%, 10/01/28	10/13 at 100.00	A3	1,051,380
2,330	5.250%, 10/01/34	10/13 at 100.00	A3	2,444,426
1,185	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa	10/16 at 100.00	A3	1,253,422
	General Hospital, Series 2006, 5.250%, 10/01/41
2,345	Leesburg, Florida, Hospital Revenue Bonds, Leesburg Regional Medical Center Project, Series	7/12 at 100.00	BBB+	2,453,292
	2002, 5.375%, 7/01/22
3,000	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Refunding Bonds, Miami	8/11 at 101.00	AAA	3,142,260
	Children’s Hospital, Series 2001A, 5.125%, 8/15/26 – AMBAC Insured
550	North Broward Hospital District, Florida, Revenue and Improvement Bonds, Series 2001, 6.000%,	1/11 at 101.00	A–	588,726
	1/15/31
	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds, BRCH
	Corporation Obligated Group, Series 2001:
3,410	5.500%, 12/01/21	12/11 at 101.00	A	3,566,519
2,340	5.625%, 12/01/31	12/11 at 101.00	A	2,459,106
5,375	South Broward Hospital District, Florida, Hospital Revenue Bonds, Series 2002, 5.625%, 5/01/32	5/12 at 101.00	AA–	5,763,505

29,920	Total Health Care			31,365,085

	Housing/Multifamily – 0.5% (0.3% of Total Investments)
1,090	Broward County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Emerald	5/10 at 101.00	AAA	1,126,526
	Palms Apartments, Series 2001A, 5.600%, 7/01/21 (Alternative Minimum Tax)
135	Florida Housing Finance Agency, General Mortgage Revenue Refunding Bonds, Series 1992A,	12/06 at 100.00	AA	137,947
	6.400%, 6/01/24

1,225	Total Housing/Multifamily			1,264,473

	Housing/Single Family – 0.7% (0.5% of Total Investments)
560	Florida Housing Finance Agency, Homeowner Mortgage Revenue Bonds, New Money and Refunding	1/07 at 102.00	AA	566,406
	Issue, Series 1996-2, 6.350%, 7/01/28 (Alternative Minimum Tax)
1,160	Florida Housing Finance Agency, Homeowner Mortgage Revenue Bonds, Series 1997-2, 5.900%,	7/07 at 102.00	AAA	1,177,516
	7/01/29 – MBIA Insured (Alternative Minimum Tax)

1,720	Total Housing/Single Family			1,743,922

	Long-Term Care – 1.8% (1.2% of Total Investments)
1,750	Palm Beach County Health Facilities Authority, Florida, Retirement Community Revenue Bonds,	11/06 at 102.00	BBB+	1,787,713
	Adult Communities Total Services Inc. Obligated Group, Series 1996, 5.625%, 11/15/20
	St. John’s County Industrial Development Authority, Florida, First Mortgage Revenue Bonds,
	Presbyterian Retirement Communities, Series 2004A:
1,125	5.850%, 8/01/24	8/14 at 101.00	N/R	1,227,656
1,565	5.625%, 8/01/34	8/14 at 101.00	N/R	1,638,524

4,440	Total Long-Term Care			4,653,893

	Materials – 2.4% (1.6% of Total Investments)
5,400	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed	4/10 at 101.00	N/R	5,948,802
	Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30
	(Alternative Minimum Tax)

	Tax Obligation/General – 8.8% (5.8% of Total Investments)
1,500	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/12 at 101.00	AAA	1,589,700
	Series 2002F, 5.000%, 6/01/22 – MBIA Insured
2,080	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/13 at 100.00	AAA	2,224,310
	Series 2003J, 5.000%, 6/01/21 – AMBAC Insured
9,230	Florida State Board of Education, Full Faith and Credit, Public Education Capital Outlay	6/11 at 101.00	AAA	9,731,003
	Bonds, Series 2001C, 5.125%, 6/01/31 – FGIC Insured
8,000	Florida State Board of Education, Full Faith and Credit, Public Education Capital Outlay	6/12 at 100.00	AAA	8,683,760
	Refunding Bonds, Series 2002D, 5.375%, 6/01/16

20,810	Total Tax Obligation/General			22,228,773

	Tax Obligation/Limited – 40.9% (27.1% of Total Investments)
5,625	Broward County School Board, Florida, Certificates of Participation, Series 2004C, 5.250%,	7/14 at 100.00	AAA	6,132,600
	7/01/18 – FSA Insured
1,665	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/23 –	10/14 at 100.00	AAA	1,770,478
	MBIA Insured
1,280	Florida Intergovernmental Finance Commission, Capital Revenue Bonds, Daytona Beach Community	8/11 at 100.00	Aaa	1,341,107
	Redevelopment Agency, Series 2001C-1, 5.000%, 2/01/20 – AMBAC Insured
1,685	Florida Municipal Loan Council, Revenue Bonds, Series 2003A, 5.000%, 5/01/22 – MBIA Insured	5/13 at 100.00	AAA	1,784,701
5,000	Florida Ports Financing Commission, Revenue Bonds, State Transportation Trust Fund, Series	6/07 at 101.00	AAA	5,094,400
	1996, 5.375%, 6/01/27 – MBIA Insured (Alternative Minimum Tax)
3,000	Florida State Department of Management Services, Certificates of Participation, Series 2006A,	8/15 at 101.00	AAA	3,205,350
	5.000%, 8/01/23 – MBIA Insured
5,000	Hernando County, Florida, Revenue Bonds, Criminal Justice Complex Financing Program, Series	No Opt. Call	AAA	6,531,250
	1986, 7.650%, 7/01/16 – FGIC Insured
1,575	Hillsborough County, Florida, Community Investment Tax Revenue Bonds, Series 2004, 5.000%,	11/13 at 101.00	AAA	1,674,477
	5/01/24 – AMBAC Insured
2,190	Hillsborough County, Florida, Revenue Refunding Bonds, Tampa Bay Arena, Series 2005, 5.000%,	10/15 at 100.00	AAA	2,334,628
	10/01/25 – FGIC Insured
5,015	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003, 5.250%,	10/13 at 100.00	AAA	5,460,182
	10/01/21 – MBIA Insured
2,000	Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement Bonds, Series	10/12 at 100.00	AAA	2,113,480
	2002, 5.000%, 10/01/22 – FGIC Insured
2,195	Manatee County, Florida, Revenue Bonds, Series 2004, 5.000%, 10/01/22 – FGIC Insured	10/14 at 100.00	AAA	2,341,780
3,000	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2006B, 5.000%,	11/16 at 100.00	AAA	3,169,050
	11/01/31 – AMBAC Insured
	Miami-Dade County, Florida, Beacon Tradeport Community Development District, Special
	Assessment Bonds, Commercial Project, Series 2002A:
2,275	5.250%, 5/01/16 – RAAI Insured	5/12 at 102.00	AA	2,449,925
1,700	5.625%, 5/01/32 – RAAI Insured	5/12 at 102.00	AA	1,845,384
1,000	Orange County School Board, Florida, Certificates of Participation, Series 2006A, 5.000%,	8/16 at 100.00	AAA	1,056,850
	8/01/30 – FGIC Insured
	Orlando Community Redevelopment Agency, Florida, Tax Increment Revenue Bonds, Republic
	Drive-Universal Boulevard – I-4 Interchange Project, Series 2002:
1,375	5.125%, 4/01/19 – AMBAC Insured	4/12 at 100.00	AAA	1,462,285
1,495	5.125%, 4/01/20 – AMBAC Insured	4/12 at 100.00	AAA	1,589,903
1,225	5.125%, 4/01/21 – AMBAC Insured	4/12 at 100.00	AAA	1,304,013
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Series 2004:
3,460	5.000%, 4/01/18 – MBIA Insured	4/14 at 100.00	Aaa	3,715,590
3,660	5.000%, 4/01/21 – MBIA Insured	4/14 at 100.00	Aaa	3,901,377
3,745	5.000%, 4/01/22 – MBIA Insured	4/14 at 100.00	Aaa	3,981,984
2,000	5.000%, 4/01/23 – MBIA Insured	4/14 at 100.00	Aaa	2,122,580
4,000	Palm Beach County School Board, Florida, Certificates of Participation, Series 2002D, 5.000%,	8/12 at 100.00	AAA	4,154,520
	8/01/28 – FSA Insured
2,560	Palm Beach County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%,	8/14 at 100.00	AAA	2,708,582
	8/01/23 – FGIC Insured
4,490	Palm Beach County, Florida, Public Improvement Revenue Bonds, Biomedical Research Park	6/15 at 100.00	AAA	4,767,033
	Project, Series 2005A, 5.000%, 6/01/25 – AMBAC Insured
2,335	Pasco County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%,	8/14 at 100.00	AAA	2,478,556
	8/01/21 – AMBAC Insured
2,500	Polk County School District, Florida, Sales Tax Revenue Bonds, Series 2004, 5.250%, 10/01/18 –	10/14 at 100.00	AAA	2,735,550
	FSA Insured
650	Sonoma Bay Community Development District, Florida, Special Assessment Bonds, Series 2005A,	5/15 at 100.00	N/R	661,336
	5.450%, 5/01/36
2,750	St. John’s County, Florida, Transportation Improvement Revenue Bonds, Series 2003, 5.000%,	10/13 at 100.00	AAA	2,918,988
	10/01/23 – AMBAC Insured
	Tampa Sports Authority, Hillsborough County, Florida, Sales Tax Payments Special Purpose
	Bonds, Stadium Project, Series 1995:
1,250	5.750%, 10/01/20 – MBIA Insured	No Opt. Call	AAA	1,465,188
2,835	5.750%, 10/01/25 – MBIA Insured	No Opt. Call	AAA	3,410,987
8,605	Volusia County School Board, Florida, Sales Tax Revenue Bonds, Series 2002, 5.375%, 10/01/15 –	10/12 at 100.00	AAA	9,398,982
	FSA Insured
2,075	Volusia County, Florida, Gas Tax Revenue Bonds, Series 2004, 5.000%, 10/01/21 – FSA Insured	10/14 at 100.00	AAA	2,216,681

95,215	Total Tax Obligation/Limited			103,299,777

	Transportation – 31.4% (20.9% of Total Investments)
11,500	Broward County, Florida, Airport System Revenue Bonds, Series 2001J-1, 5.250%, 10/01/26 –	10/11 at 101.00	AAA	12,054,184
	AMBAC Insured (Alternative Minimum Tax)
2,150	Broward County, Florida, Airport System Revenue Bonds, Series 2004L, 5.000%, 10/01/23 – AMBAC	10/14 at 100.00	AAA	2,274,141
	Insured
3,500	Dade County, Florida, Aviation Revenue Bonds, Series 1996A, 5.750%, 10/01/26 – MBIA Insured	10/06 at 102.00	AAA	3,575,075
	(Alternative Minimum Tax)
6,000	Florida State Turnpike Authority, Turnpike Revenue Bonds, Department of Transportation, Series	7/13 at 101.00	Aa2	6,272,100
	2003C, 5.000%, 7/01/33
12,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 1999A,	10/09 at 101.00	AAA	12,302,519
	5.125%, 10/01/28 – FGIC Insured (Alternative Minimum Tax)
4,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002B,	10/12 at 100.00	AAA	4,185,720
	5.125%, 10/01/21 – FSA Insured (Alternative Minimum Tax)
2,500	Lee County, Florida, Airport Revenue Bonds, Series 2006, 5.000%, 10/01/33 – FSA Insured	10/15 at 100.00	AAA	2,620,950
2,090	Lee County, Florida, Transportation Facilities Revenue Bonds, Series 2004B, 5.000%, 10/01/19 –	10/14 at 100.00	AAA	2,244,848
	AMBAC Insured
6,690	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2004B,	7/14 at 100.00	AAA	7,152,614
	5.000%, 7/01/20 – FGIC Insured
5,810	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2006,	No Opt. Call	AAA	6,908,322
	6.878%, 7/01/31 – AMBAC Insured (IF)
1,750	Miami-Dade County Industrial Development Authority, Florida, Industrial Development Revenue	10/09 at 101.00	AAA	1,875,633
	Bonds, Airis Miami II LLC – Miami International Airport, Series 1999, 6.000%, 10/15/25 – AMBAC
	Insured (Alternative Minimum Tax)
5,610	Miami-Dade County, Florida, Aviation Revenue Bonds, Drivers Series 1447, 6.852%, 10/01/38	No Opt. Call	AAA	6,252,682
	(Alternative Minimum Tax) (IF)
5,390	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002,	10/12 at 100.00	AAA	5,887,659
	5.750%, 10/01/18 – FGIC Insured (Alternative Minimum Tax)
5,360	Tampa-Hillborough County Expressway Authority, Florida, Revenue Bonds, Series 2005, 5.000%,	7/15 at 101.00	AAA	5,873,488
	7/01/16 – AMBAC Insured
74,350	Total Transportation			79,479,935

	U.S. Guaranteed – 20.3% (13.5% of Total Investments) (4)
7,225	Dade County, Florida, Special Obligation and Refunding Bonds, Series 1996B, 0.000%, 10/01/20	10/08 at 48.83	AAA	3,287,158
	(Pre-refunded 10/01/08) – AMBAC Insured
20,000	Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit	11/09 at 101.00	AAA	21,582,799
	Group, Series 1999A-2, 6.000%, 11/15/31 (Pre-refunded 11/15/09)
375	Florida Housing Finance Agency, Housing Revenue Bonds, Mariner Club Apartments, Series	3/07 at 102.00	AAA	386,029
	1996K-1, 6.375%, 9/01/36 (Pre-refunded 3/01/07) – AMBAC Insured (Alternative Minimum Tax)
4,600	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist	11/11 at 101.00	A+(4)	5,140,500
	Health System/Sunbelt Obligated Group, Series 2001A, 6.000%, 11/15/31 (Pre-refunded 11/15/11)
5,450	North Broward Hospital District, Florida, Revenue and Improvement Bonds, Series 2001, 6.000%,	1/11 at 101.00	A–(4)	6,011,405
	1/15/31 (Pre-refunded 1/15/11)
6,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health	11/10 at 101.00	A+(4)	6,697,440
	System/Sunbelt Obligated Group, Series 2000, 6.500%, 11/15/30 (Pre-refunded 11/15/10)
3,695	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Regional	12/12 at 100.00	A(4)	4,108,286
	Healthcare System, Series 2002, 5.750%, 12/01/27 (Pre-refunded 12/01/12)
3,570	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series	No Opt. Call	AAA	4,194,357
	1992, 6.000%, 10/01/19 – MBIA Insured (ETM)

50,915	Total U.S. Guaranteed			51,407,974

	Utilities – 14.2% (9.5% of Total Investments)
1,000	Florida Municipal Power Agency, Power Supply Revenue Bonds, All Requirements Project, Series	No Opt. Call	Aaa	1,065,730
	2006A, 5.000%, 10/01/11 – FSA Insured
4,330	Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue	10/12 at 100.00	Baa2	4,486,833
	Bonds, Tampa Electric Company Project, Series 2002, 5.100%, 10/01/13
1,050	Jacksonville Beach, Florida, Utility Revenue Refunding Bonds, Series 2002, 5.000%, 4/01/17 –	10/10 at 100.00	Aaa	1,099,392
	AMBAC Insured
4,250	Lakeland, Florida, Energy System Revenue Refunding Bonds, Series 1999C, 6.050%, 10/01/11 –	No Opt. Call	AAA	4,724,088
	FGIC Insured
5,000	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series	No Opt. Call	Aa1	5,450,700
	1992, 6.000%, 10/01/10
7,345	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series	10/11 at 101.00	Aa1	7,899,327
	2001, 5.250%, 10/01/18
5,000	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series	10/12 at 100.00	Aa1	5,387,400
	2002C, 5.250%, 10/01/18
5,550	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II, 5.125%, 7/01/26 –	7/12 at 101.00	AAA	5,905,255
	FSA Insured

33,525	Total Utilities			36,018,725

	Water and Sewer – 11.2% (7.4% of Total Investments)
3,310	Cocoa, Florida, Water and Sewerage System Revenue Refunding Bonds, Series 2003, 5.500%,	No Opt. Call	AAA	3,875,646
	10/01/23 – AMBAC Insured
1,000	Jacksonville, Florida, Water and Sewer Revenue Bonds, United Water Florida Project, Series	2/07 at 101.00	AAA	1,012,080
	1995, 6.350%, 8/01/25 – AMBAC Insured (Alternative Minimum Tax)
1,525	Lee County, Florida, Water and Sewer Revenue Refunding Bonds, Series 2003A, 5.000%, 10/01/20 –	10/13 at 100.00	Aaa	1,633,245
	MBIA Insured
8,300	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 1999A, 5.000%,	10/09 at 101.00	AAA	8,552,984
	10/01/29 – FGIC Insured
1,175	Naples, Florida, Water and Sewer Revenue Bonds, Series 2002, 5.000%, 9/01/14	9/12 at 100.00	Aa2	1,259,412
2,060	Polk County, Florida, Utility System Revenue Bonds, Series 2003, 5.250%, 10/01/22 – FGIC	10/13 at 100.00	Aaa	2,231,660
	Insured
2,780	Riviera Beach, Palm Beach County, Florida, Water and Sewerage Revenue Bonds, Series 2004,	10/14 at 100.00	Aaa	2,950,247
	5.000%, 10/01/24 – FGIC Insured
2,275	Sarasota County, Florida, Utility System Revenue Bonds, Series 2005A, 5.000%, 10/01/27 – FGIC	10/15 at 100.00	AAA	2,421,715
	Insured
1,680	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series	No Opt. Call	AAA	1,955,302
	1992, 6.000%, 10/01/19 – MBIA Insured
	Winter Springs, Florida, Water and Sewer Revenue Refunding Bonds, Series 2001:
700	5.250%, 4/01/16 – MBIA Insured	4/11 at 101.00	AAA	751,485
1,585	5.000%, 4/01/20 – MBIA Insured	4/11 at 101.00	AAA	1,676,787
26,390	Total Water and Sewer			28,320,563

$ 358,375	Total Investments (cost $358,164,015) – 150.7%			381,010,726

	Other Assets Less Liabilities – 1.5%			3,812,832

	Preferred Shares, at Liquidation Value – (52.2)%			(132,000,000)

	Net Assets Applicable to Common Shares – 100%			$252,823,558

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's
Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade. The ratings shown for inverse floating rate investments represent those of the underlying bonds and not the inverse floating rate investments themselves. Inverse floating rate investments likely present greater credit risk to the holders of such investments than to those holders of the underlying bonds.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2006, the cost of investments was $357,859,402.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2006, were as follows:

Gross unrealized:
Appreciation	$23,161,185
Depreciation	(9,861)

Net unrealized appreciation (depreciation) of investments	$23,151,324

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Florida Investment Quality Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         November 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        November 28, 2006

* Print the name and title of each signing officer under his or her signature.